Acquisitions	6 Months Ended
Jun. 30, 2025
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Acquisitions

Note 17: Acquisitions

Acquisitions include the purchase of a controlling or a non-controlling interest in a business. Acquisitions also include asset acquisitions for the purchase of other identifiable intangible assets. Acquisitions where control is acquired are integrated into existing operations of the Company to broaden its offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the date of acquisition.

In 2024, the Company acquired Pagero in stages, resulting in the presentation of the consideration in the investing and financing sections of the consolidated statement of cash flow. See “Pagero” section below for additional details.

Acquisition activity

The number of acquisitions completed, and the related consideration in the three and six months ended June 30, 2025 and 2024 are as follows:

	Three months ended June 30,		Six months ended June 30,
Number of transactions	2025	2024	2025	2024
Businesses acquired	-	-	1	2
Investments in businesses	5	2	7	4
Asset acquisitions	-	1	-	1
	5	3	8	7

	Three months ended June 30,		Six months ended June 30,
Total consideration	2025	2024	2025	2024
Businesses acquired, net of cash	-	-	585	438
Investments in businesses	18	3	28	9
Asset acquisitions	-	15	-	15
Deferred and contingent consideration payments	6	1	17	5
	24	19	630	467

The following provides a brief description of the most significant acquisitions completed in the six months ended June 30, 2025 and 2024:

Date	Company	Acquiring Segments	Description
January 2025	cPaperless, LLC ("SafeSend")	Tax & Accounting Professionals

A U.S. based cloud-native provider of technology for tax and accounting professionals. SafeSend automates the “last-mile” of the tax return, including assembly, review, taxpayer e-signature, and delivery.

January 2024	Pagero Group AB (publ) (“Pagero”)	Corporates	A global leader in e-invoicing and indirect tax solutions, which it delivers through its Smart Business Network.
January 2024	World Business Media Limited ("The Insurer")	Reuters News	A cross-platform, subscription-based provider of editorial coverage for the global P&C and specialty (re)insurance industry.

The details of net assets acquired, including purchase price adjustments are as follows:

Six months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024
SafeSend		Pagero	Other	Total
Cash and cash equivalents	14	10	2	12
Trade receivables	11	21	3	24
Prepaid expenses and other current assets	2	6	1	7
Current assets	27	37	6	43
Property and equipment	1	8	-	8
Computer software	225	255	-	255
Other identifiable intangible assets	38	30	18	48
Equity method investments	-	45	-	45
Other non-current assets	1	4	-	4
Total assets	292	379	24	403
Payables and accruals	(4)	(39)	(1)	(40)
Current taxes payable	-	(1)	(1)	(2)
Deferred revenue	(16)	(17)	(5)	(22)
Other financial liabilities	-	(2)	(6)	(8)
Current liabilities	(20)	(59)	(13)	(72)
Long-term indebtedness	-	(48)	-	(48)
Provisions and other non-current liabilities	-	(1)	-	(1)
Other financial liabilities	(1)	(14)	(11)	(25)
Deferred tax	(56)	(33)	(5)	(38)
Total liabilities	(77)	(155)	(29)	(184)
Net assets acquired	215	224	(5)	219
Goodwill	384	573	46	619
Total	599	797	41	838
Businesses acquired, net of cash	585	399	39	438
Non-controlling interests	-	388	-	388

The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. Relative to the acquisitions completed in the six months ended June 30, 2025 and 2024, the majority of goodwill is not expected to be deductible for tax purposes.

Purchase price allocation

Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations. Purchase price allocations related to the Company's Pagero acquisition were completed as of December 31, 2024. Accordingly, the net assets acquired as of June 30, 2024 were revised to reflect the final purchase price adjustments, including computer software, other identifiable intangible assets, goodwill, equity method investments, cash and cash equivalents and other assets.

Pagero

In January 2024, the Company acquired a controlling interest in Pagero through a public tender offer. Subsequently, the Company purchased the remaining interests from the non-controlling shareholders to increase its ownership of Pagero to 100%.

The non-controlling interest was measured at fair value, based on the tender offer price of SEK 50 per share, on the date of acquisition and recorded as part of equity. After the date of acquisition, the non-controlling interest was adjusted for its proportionate share of changes in equity. After the Company gained control of Pagero, purchases of the remaining shares from the non-controlling interests reduced equity and were presented in financing activities within the consolidated statement of cash flow.

Other

The revenues and operating profit of acquired businesses were not material to the Company’s results of operations.